UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1193

Fidelity Magellan Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2011

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Annual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Magellan Fund	12.82%	0.35%	1.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund, a class of the fund, on March 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending March 31, 2011, marked another good stretch for major equity markets, which continued a rally that began two years earlier. Despite early-period volatility brought on by the debt crisis in Europe and worries about a potential "double-dip" recession in the U.S., stocks regained strength in late summer and fall, fueled by better-than-expected corporate earnings, encouraging economic activity, stimulative tax policies and the Federal Reserve's second round of quantitative easing involving the purchase of $600 billion in U.S. Treasuries. For the full period, the broad-based, large-cap-oriented S&P 500® Index posted a 15.65% gain, while its blue-chip counterpart, the Dow Jones Industrial AverageSM, rose 16.51% and the technology-laden Nasdaq Composite® Index added 17.06%. Within the S&P 500®, economically sensitive sectors generally saw the biggest gains, led by energy, materials and consumer discretionary. Telecommunication services stocks also rose sharply. By contrast, the financials and health care sectors showed only modest advances. Although global markets were rocked later in the period by heightened unrest in the Arab world and a devastating earthquake in Japan, foreign developed-markets equities, as represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, finished the year up 10.55%, significantly boosted by a weaker dollar.

Comments from Harry Lange, Portfolio Manager of Fidelity® Magellan® Fund: The fund's Retail Class shares returned 12.82% for the year, trailing the S&P 500®. Weak stock and industry selection in consumer discretionary hampered performance, as did unfavorable positioning in energy. Stock picking in technology - due to a large out-of-benchmark position in poor-performing Finland-based Nokia, which I sold - also hurt. The fund's foreign holdings detracted overall, despite the tail wind from a weaker U.S. dollar. Other disappointments included pharmacy benefit manager Medco Health Solutions, an out-of-index position in China Life Insurance, office products supplier Staples and specialty glass maker Corning. I sold China Life and Staples by period end. Conversely, solid picks and a sizable underweighting in the pharmaceuticals/biotechnology/life science industry added value. Favorable positioning in consumer staples and financials, as well as a large overweighting in materials, further bolstered performance. At the stock level, underexposure to some lagging mega-caps in the benchmark was helpful. Among them were Microsoft, Hewlett-Packard and Johnson & Johnson, a trio I didn't own at all, and Bank of America, which I underweighted and sold prior to period end. Overweighting coffee purveyor Starbucks and an out-of-index stake in Canada-based Valeant Pharmaceuticals International also contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Magellan	.53%
Actual		$ 1,000.00	$ 1,181.20	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67
Class K	.41%
Actual		$ 1,000.00	$ 1,181.90	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Applied Materials, Inc.	4.5	3.7
Apple, Inc.	3.3	2.8
Corning, Inc.	3.0	2.7
Occidental Petroleum Corp.	2.9	1.8
Medco Health Solutions, Inc.	2.9	2.8
Goldcorp, Inc.	2.2	2.0
ASML Holding NV	1.8	1.3
Google, Inc. Class A	1.8	1.4
Ensco International Ltd. ADR	1.6	0.4
Halliburton Co.	1.6	0.0
	25.6
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.5	28.3
Energy	13.4	8.2
Health Care	13.4	11.4
Consumer Discretionary	12.1	13.8
Financials	10.6	11.1
Asset Allocation (% of fund's net assets)
As of March 31, 2011 *		As of September 30, 2010 **
	Stocks 98.9%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	23.4%	** Foreign investments	23.0%

Annual Report

Investments March 31, 2011

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.3%
BorgWarner, Inc. (a)	1,000,000	$ 79,690
Hotels, Restaurants & Leisure - 2.0%
China Lodging Group Ltd. ADR (d)	500,000	8,750
Ctrip.com International Ltd. sponsored ADR (a)	500,000	20,745
Las Vegas Sands Corp. (a)	2,000,000	84,440
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	274,700	2,088
Starbucks Corp.	9,562,616	353,339
		469,362
Household Durables - 4.5%
Beazer Homes USA, Inc. (a)(d)	2,231,800	10,199
D.R. Horton, Inc. (e)	15,988,899	186,271
KB Home (d)(e)	4,088,000	50,855
Lennar Corp. Class A (d)	13,380,585	242,456
M.D.C. Holdings, Inc.	2,226,202	56,434
PulteGroup, Inc. (a)	18,708,638	138,444
Ryland Group, Inc.	1,896,860	30,160
Tempur-Pedic International, Inc. (a)	1,000,000	50,660
Toll Brothers, Inc. (a)(e)	12,853,054	254,105
		1,019,584
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	200,000	36,026
Leisure Equipment & Products - 0.4%
Brunswick Corp.	3,503,353	89,090
Media - 2.0%
Ascent Media Corp. (a)	144,656	7,066
Cinemark Holdings, Inc.	238,900	4,623
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	92,880
Informa PLC	5,000,000	33,411
Sun TV Ltd.	504,521	5,088
Time Warner Cable, Inc.	1,500,000	107,010
Viacom, Inc. Class B (non-vtg.)	1,500,000	69,780
Virgin Media, Inc.	4,944,763	137,415
		457,273
Multiline Retail - 0.0%
Maoye International Holdings Ltd.	22,713,000	9,782
Pantaloon Retail India Ltd.	194,608	1,404
Pantaloon Retail India Ltd. Class B (a)	19,460	79
		11,265
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.8%
Belle International Holdings Ltd.	25,000,000	$ 45,831
Best Buy Co., Inc.	3,000,000	86,160
TJX Companies, Inc.	1,000,000	49,730
		181,721
Textiles, Apparel & Luxury Goods - 1.9%
Arezzo Industria E Comercio SA	2,005,400	27,944
lululemon athletica, Inc. (a)	674,500	60,064
NIKE, Inc. Class B	1,597,000	120,893
Peak Sport Products Co. Ltd. (d)	58,560,000	40,201
Phillips-Van Heusen Corp.	590,384	38,393
Polo Ralph Lauren Corp. Class A	1,150,000	142,198
Vera Bradley, Inc.	23,500	992
		430,685
TOTAL CONSUMER DISCRETIONARY		2,774,696
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	2,341,972	80,376
Drogasil SA	1,500,000	11,723
United Natural Foods, Inc. (a)(e)	4,467,342	200,226
Wal-Mart de Mexico SA de CV Series V	10,000,000	29,949
Wumart Stores, Inc. (H Shares)	25,000,000	54,509
		376,783
Food Products - 0.2%
Shenguan Holdings Group Ltd.	10,000,000	11,699
The J.M. Smucker Co.	500,000	35,695
		47,394
Household Products - 0.1%
Uni-Charm Corp.	500,000	18,187
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	500,000	48,180
TOTAL CONSUMER STAPLES		490,544
ENERGY - 13.4%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	1,300,000	95,459
Ensco International Ltd. ADR (d)	6,500,000	375,960
Halliburton Co.	7,300,000	363,832
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,500,000	$ 68,430
Schlumberger Ltd.	3,452,462	321,977
Transocean Ltd. (a)	761,302	59,343
Weatherford International Ltd. (a)	2,000,000	45,200
		1,330,201
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)(d)	3,964,700	235,384
Anadarko Petroleum Corp.	1,300,000	106,496
Chevron Corp.	1,700,000	182,631
Denbury Resources, Inc. (a)	9,500,000	231,800
Enterprise Products Partners LP	700,000	30,142
Marathon Oil Corp.	2,262,188	120,597
Massey Energy Co.	1,435,679	98,143
Occidental Petroleum Corp.	6,415,300	670,335
Westernzagros Resources Ltd. (a)	1,000,000	567
Williams Companies, Inc.	2,000,000	62,360
		1,738,455
TOTAL ENERGY		3,068,656
FINANCIALS - 10.6%
Capital Markets - 2.1%
Charles Schwab Corp.	9,547,000	172,132
Evercore Partners, Inc. Class A	87,600	3,004
Franklin Resources, Inc.	810,800	101,415
Invesco Ltd.	7,000,000	178,920
Merriman Holdings, Inc. (a)	15,012	48
TD Ameritrade Holding Corp.	1,000,000	20,870
		476,389
Commercial Banks - 1.6%
Aozora Bank Ltd. (d)	30,100,000	68,043
China Merchants Bank Co. Ltd. (H Shares)	20,000,000	55,408
Lloyds Banking Group PLC (a)	10,000,000	9,289
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	2,760
SVB Financial Group (a)	1,741,010	99,116
Wells Fargo & Co.	3,917,204	124,175
		358,791
Diversified Financial Services - 1.5%
CME Group, Inc.	270,200	81,479
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	1,066,600	$ 49,170
ORIX Corp.	2,261,600	211,842
		342,491
Insurance - 0.7%
Berkshire Hathaway, Inc. Class B (a)	835,500	69,873
Endurance Specialty Holdings Ltd.	555,800	27,134
Ping An Insurance Group Co. China Ltd. (H Shares)	5,000,000	50,684
Reinsurance Group of America, Inc.	339,549	21,317
		169,008
Real Estate Investment Trusts - 2.5%
Boston Properties, Inc.	1,000,000	94,850
CBL & Associates Properties, Inc.	5,513,363	96,043
HCP, Inc.	738,900	28,034
Kimco Realty Corp.	679,800	12,468
Mori Hills REIT Investment Corp.	5,000	15,301
ORIX JREIT, Inc.	3,000	16,485
ProLogis Trust	1,886,500	30,146
Simon Property Group, Inc.	1,000,000	107,160
Terreno Realty Corp. (e)	1,000,000	17,230
Vornado Realty Trust	530,114	46,385
Weyerhaeuser Co.	4,677,136	115,058
		579,160
Real Estate Management & Development - 2.1%
Agre Developers Ltd.	10,703	11
CB Richard Ellis Group, Inc. Class A (a)	2,699,300	72,071
China Resources Land Ltd.	10,000,000	18,718
Iguatemi Empresa de Shopping Centers SA	2,189,500	53,509
Indiabulls Real Estate Ltd. (a)	19,800,000	55,228
PT Ciputra Development Tbk (a)	18,384,000	781
PT Lippo Karawaci Tbk (e)	1,227,975,625	86,026
Rialto Real Estate Fund LP (a)(e)(g)	500,000	19,805
The St. Joe Co. (a)(d)(e)	6,854,004	171,830
		477,979
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	753,800	21,642
TOTAL FINANCIALS		2,425,460
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.4%
Biotechnology - 2.2%
Acorda Therapeutics, Inc. (a)	750,000	$ 17,400
Amgen, Inc. (a)	4,003,100	213,966
BioMarin Pharmaceutical, Inc. (a)	2,000,000	50,260
Clinical Data, Inc. (a)	988,714	29,958
Incyte Corp. (a)(d)	1,500,000	23,775
Protalix BioTherapeutics, Inc. (a)(d)	1,000,000	6,080
United Therapeutics Corp. (a)	1,478,560	99,093
Vertex Pharmaceuticals, Inc. (a)	1,000,000	47,930
		488,462
Health Care Equipment & Supplies - 2.4%
American Medical Systems Holdings, Inc. (a)	600,000	12,984
C. R. Bard, Inc.	1,899,791	188,668
Covidien PLC	2,000,000	103,880
Edwards Lifesciences Corp. (a)	660,000	57,420
Greatbatch, Inc. (a)(e)	2,318,300	61,342
HeartWare International, Inc. (a)	119,900	10,255
Integra LifeSciences Holdings Corp. (a)(e)	1,500,000	71,130
St. Jude Medical, Inc.	1,000,000	51,260
		556,939
Health Care Providers & Services - 6.7%
Brookdale Senior Living, Inc. (a)(e)	10,759,100	301,255
Emeritus Corp. (a)	1,101,160	28,036
Express Scripts, Inc. (a)	5,612,600	312,117
HealthSouth Corp. (a)	1,000,000	24,980
Henry Schein, Inc. (a)	1,403,653	98,494
McKesson Corp.	1,500,000	118,575
Medco Health Solutions, Inc. (a)	11,650,100	654,270
		1,537,727
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	1,523,950	106,783
QIAGEN NV (a)	1,700,000	34,085
Thermo Fisher Scientific, Inc. (a)	500,000	27,775
		168,643
Pharmaceuticals - 1.3%
Auxilium Pharmaceuticals, Inc. (a)	200,000	4,294
Cardiome Pharma Corp. (a)	2,500,000	10,622
Elan Corp. PLC sponsored ADR (a)	5,000,000	34,400
Novo Nordisk AS Series B sponsored ADR	500,000	62,615
Perrigo Co.	600,000	47,712
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	300,000	$ 26,130
Valeant Pharmaceuticals International, Inc. (Canada)	2,390,450	119,313
		305,086
TOTAL HEALTH CARE		3,056,857
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.4%
BE Aerospace, Inc. (a)	1,000,000	35,530
DigitalGlobe, Inc. (a)	500,000	14,015
Raytheon Co.	1,000,000	50,870
Raytheon Co. warrants 6/16/11 (a)	204,836	2,737
Textron, Inc.	500,000	13,695
TransDigm Group, Inc. (a)	250,000	20,958
United Technologies Corp.	2,000,000	169,300
		307,105
Airlines - 0.2%
JetBlue Airways Corp. (a)(d)	8,829,552	55,361
Building Products - 0.7%
Masco Corp.	7,100,000	98,832
Owens Corning (a)	1,716,400	61,773
		160,605
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	400,000	39,464
Republic Services, Inc.	4,000,000	120,160
Stericycle, Inc. (a)	350,000	31,035
		190,659
Construction & Engineering - 1.2%
Fluor Corp.	2,500,000	184,150
MYR Group, Inc. (a)(e)(f)	1,037,100	24,807
Shaw Group, Inc. (a)	1,480,000	52,407
		261,364
Electrical Equipment - 1.5%
Acuity Brands, Inc.	1,000,000	58,490
AMETEK, Inc.	750,000	32,903
Emerson Electric Co.	1,700,000	99,331
EnerSys (a)(e)	2,696,300	107,178
Regal-Beloit Corp.	451,522	33,336
		331,238
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.0%
Cummins, Inc.	1,100,000	$ 120,582
Danaher Corp.	6,000,000	311,400
NACCO Industries, Inc. Class A	262,001	28,996
		460,978
Professional Services - 1.6%
Equifax, Inc. (e)	7,485,262	290,802
Robert Half International, Inc. (d)	1,624,900	49,722
Towers Watson & Co.	600,000	33,276
		373,800
Road & Rail - 0.2%
Localiza Rent A Car SA	2,500,000	40,119
Trading Companies & Distributors - 0.0%
Essex Rental Corp. (a)	266,666	1,880
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	4,834
TOTAL INDUSTRIALS		2,187,943
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 1.6%
HTC Corp.	2,100,000	82,129
Juniper Networks, Inc. (a)	6,662,110	280,342
		362,471
Computers & Peripherals - 3.4%
Apple, Inc. (a)	2,156,200	751,328
Seagate Technology (a)	2,000,000	28,800
		780,128
Electronic Equipment & Components - 4.9%
Amphenol Corp. Class A	4,736,900	257,640
Corning, Inc.	33,043,522	681,688
Foxconn International Holdings Ltd. (a)	5,000,000	3,002
Hirose Electric Co. Ltd.	200,000	21,548
Ingram Micro, Inc. Class A (a)	2,577,600	54,207
Samsung SDI Co. Ltd.	500,000	76,607
TPK Holdings Co.	1,000,000	27,512
		1,122,204
Internet Software & Services - 3.9%
eAccess Ltd. (d)	160,000	87,922
eBay, Inc. (a)	5,000,000	155,200
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	701,000	$ 410,933
GREE, Inc.	8,000,000	134,191
Mail.ru Group Ltd. GDR (a)(f)	40,300	1,207
Yahoo! Japan Corp.	300,000	107,353
		896,806
IT Services - 2.6%
Accenture PLC Class A	3,500,000	192,395
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	270,134
Fidelity National Information Services, Inc.	1,998,800	65,341
Fiserv, Inc. (a)	1,000,000	62,720
Unisys Corp. (a)	496,310	15,495
		606,085
Semiconductors & Semiconductor Equipment - 9.7%
Applied Materials, Inc. (e)	66,189,916	1,033,881
ASML Holding NV	9,345,201	415,861
Broadcom Corp. Class A	2,000,000	78,760
Himax Technologies, Inc. sponsored ADR	4,000,000	9,480
Lam Research Corp. (a)	499,200	28,285
Marvell Technology Group Ltd. (a)	3,500,000	54,425
Micron Technology, Inc. (a)	12,969,444	148,630
Novellus Systems, Inc. (a)	3,000,000	111,390
NVIDIA Corp. (a)	1,996,318	36,852
PMC-Sierra, Inc. (a)	2,017,535	15,132
Samsung Electronics Co. Ltd.	165,233	140,444
Skyworks Solutions, Inc. (a)	4,500,000	145,890
		2,219,030
Software - 1.4%
Autodesk, Inc. (a)	1,000,000	44,110
BMC Software, Inc. (a)	3,000,000	149,220
Changyou.com Ltd. (A Shares) ADR (a)	357,300	11,505
Longtop Financial Technologies Ltd. ADR (a)	29,200	917
Nintendo Co. Ltd.	400,000	108,074
		313,826
TOTAL INFORMATION TECHNOLOGY		6,300,550
MATERIALS - 7.6%
Chemicals - 2.4%
Celanese Corp. Class A	1,000,000	44,370
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	300,000	$ 41,037
Ecolab, Inc.	2,000,000	102,040
Givaudan SA	104,500	105,069
Huabao International Holdings Ltd.	10,000,000	15,376
Minerals Technologies, Inc.	500,000	34,260
Praxair, Inc.	1,000,000	101,600
Symrise AG	2,000,000	58,621
Valspar Corp.	1,000,000	39,100
		541,473
Construction Materials - 0.3%
Eagle Materials, Inc. (e)	2,703,891	81,820
Metals & Mining - 4.9%
Barrick Gold Corp.	1,000,000	51,965
Eldorado Gold Corp.	5,029,586	82,002
Goldcorp, Inc.	9,900,000	493,520
Harry Winston Diamond Corp. (a)	3,400,000	54,767
Newcrest Mining Ltd.	7,967,115	328,116
Reliance Steel & Aluminum Co.	549,300	31,739
Royal Gold, Inc.	500,000	26,200
Silver Wheaton Corp.	500,000	21,718
United States Steel Corp.	500,000	26,970
		1,116,997
TOTAL MATERIALS		1,740,290
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	956,279	39,733
Iliad Group SA	200,000	23,970
Level 3 Communications, Inc. (a)	1,331,971	1,958
		65,661
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	4,500,000	233,190
SOFTBANK CORP.	4,500,000	179,643
Sprint Nextel Corp. (a)	8,000,000	37,120
		449,953
TOTAL TELECOMMUNICATION SERVICES		515,614
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Electric Utilities - 0.2%
PPL Corp.	1,979,800	$ 50,089
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd. (a)	1,796,532	913
Multi-Utilities - 0.1%
Sempra Energy	300,000	16,050
TOTAL UTILITIES		67,052
TOTAL COMMON STOCKS (Cost $17,813,356)		22,627,662
Convertible Bonds - 0.1%
Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 7% 3/15/15 (Cost $25,000)	$ 25,000	29,125
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	134,283,226	134,283
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	501,707,588	501,708
TOTAL MONEY MARKET FUNDS (Cost $635,991)		635,991
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $18,474,347)		23,292,778
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(411,499)
NET ASSETS - 100%		$ 22,881,279
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,014,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,805,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Rialto Real Estate Fund LP	2/24/11- 3/23/11	$ 20,528
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 227
Fidelity Securities Lending Cash Central Fund	13,506
Total	$ 13,733
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 1,098,001	$ -	$ 195,266	$ 20,139	$ 1,033,881
Brookdale Senior Living, Inc.	216,297	6,989	-	-	301,255
D.R. Horton, Inc.	188,001	13,267	-	2,344	186,271
Dole Food Co., Inc.	69,267	-	53,756	-	-
Eagle Materials, Inc.	100,852	-	31,579	1,411	81,820
EnerSys	-	79,697	-	-	107,178
Equifax, Inc.	339,572	-	62,066	3,029	290,802
Greatbatch, Inc.	49,125	-	-	-	61,342
Integra LifeSciences Holdings Corp.	65,745	-	-	-	71,130
KB Home	68,474	-	-	1,022	50,855
Monster Worldwide, Inc.	136,400	13,752	169,793	-	-
MYR Group, Inc.	16,915	-	-	-	24,807
PT Lippo Karawaci Tbk	-	72,959	-	270	86,026
Rialto Real Estate Fund LP	-	20,528	-	-	19,805
Staples, Inc.	937,711	-	899,006	10,104	-
Terreno Realty Corp.	19,730	-	-	-	17,230
The St. Joe Co.	64,700	234,634	81,809	-	171,830
Toll Brothers, Inc.	267,344	-	-	-	254,105
United Natural Foods, Inc.	116,557	24,411	11,303	-	200,226
Total	$ 3,754,691	$ 466,237	$ 1,504,578	$ 38,319	$ 2,958,563
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,774,696	$ 2,773,292	$ 1,404	$ -
Consumer Staples	490,544	490,544	-	-
Energy	3,068,656	3,068,656	-	-
Financials*	2,425,460	2,396,366	9,289	19,805
Health Care	3,056,857	3,056,857	-	-
Industrials	2,187,943	2,187,943	-	-
Information Technology	6,300,550	6,300,550	-	-
Materials	1,740,290	1,740,290	-	-
Telecommunication Services	515,614	515,614	-	-
Utilities	67,052	67,052	-	-
Corporate Bonds	29,125	-	29,125	-
Money Market Funds	635,991	635,991	-	-
Total Investments in Securities:	$ 23,292,778	$ 23,233,155	$ 39,818	$ 19,805
* The Fund has an unfunded commitment of $29,472 outstanding as of period end.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(723)
Cost of Purchases	20,528
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 19,805
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ (723)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.6%
Japan	4.3%
Canada	3.7%
Netherlands	2.0%
United Kingdom	1.6%
Ireland	1.6%
Australia	1.4%
Netherlands Antilles	1.4%
Switzerland	1.3%
Bermuda	1.2%
Others (Individually Less Than 1%)	4.9%
100.0%
Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $2,608,735,000 of which $1,147,795,000 and $1,460,940,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2011

Assets
Investment in securities, at value (including securities loaned of $486,541) - See accompanying schedule: Unaffiliated issuers (cost $15,196,825)	$ 19,698,224
Fidelity Central Funds (cost $635,991)	635,991
Other affiliated issuers (cost $2,641,531)	2,958,563
Total Investments (cost $18,474,347)		$ 23,292,778
Cash		25
Receivable for investments sold		143,725
Receivable for fund shares sold		6,608
Dividends receivable		23,449
Interest receivable		73
Distributions receivable from Fidelity Central Funds		3,742
Prepaid expenses		33
Other receivables		1,911
Total assets		23,472,344

Liabilities
Payable for investments purchased	$ 7,582
Payable for fund shares redeemed	67,937
Accrued management fee	6,404
Other affiliated payables	3,236
Other payables and accrued expenses	4,198
Collateral on securities loaned, at value	501,708
Total liabilities		591,065

Net Assets		$ 22,881,279
Net Assets consist of:
Paid in capital		$ 20,683,255
Undistributed net investment income		21,675
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,639,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,816,089
Net Assets		$ 22,881,279

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2011

Magellan: Net Asset Value, offering price and redemption price per share ($19,397,832 ÷ 256,736 shares)	$ 75.56

Class K: Net Asset Value, offering price and redemption price per share ($3,483,447 ÷ 46,133 shares)	$ 75.51

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended March 31, 2011

Investment Income
Dividends (including $38,319 earned from other affiliated issuers)		$ 261,548
Special dividends		44,969
Interest		3,397
Income from Fidelity Central Funds		13,733
Total income		323,647

Expenses
Management fee Basic fee	$ 127,133
Performance adjustment	(38,062)
Transfer agent fees	39,150
Accounting and security lending fees	1,931
Custodian fees and expenses	1,265
Independent trustees' compensation	135
Appreciation in deferred trustee compensation account	6
Registration fees	113
Audit	242
Legal	102
Interest	7
Miscellaneous	298
Total expenses before reductions	132,320
Expense reductions	(1,354)	130,966
Net investment income (loss)		192,681
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	74,860
Other affiliated issuers	90,137
Foreign currency transactions	(1,108)
Total net realized gain (loss)		163,889
Change in net unrealized appreciation (depreciation) on: Investment securities	2,240,124
Assets and liabilities in foreign currencies	62
Total change in net unrealized appreciation (depreciation)		2,240,186
Net gain (loss)		2,404,075
Net increase (decrease) in net assets resulting from operations		$ 2,596,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 192,681	$ 118,442
Net realized gain (loss)	163,889	1,072,338
Change in net unrealized appreciation (depreciation)	2,240,186	8,226,579
Net increase (decrease) in net assets resulting from operations	2,596,756	9,417,359
Distributions to shareholders from net investment income	(183,103)	(144,477)
Distributions to shareholders from net realized gain	(23,072)	(7,752)
Total distributions	(206,175)	(152,229)
Share transactions - net increase (decrease)	(4,632,398)	(2,782,524)
Total increase (decrease) in net assets	(2,241,817)	6,482,606

Net Assets
Beginning of period	25,123,096	18,640,490
End of period (including undistributed net investment income of $21,675 and undistributed net investment income of $5,945, respectively)	$ 22,881,279	$ 25,123,096

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 67.56	$ 44.63	$ 82.26	$ 91.32	$ 112.80
Income from Investment Operations
Net investment income (loss) B	.56 E	.29	.32	.34	.37
Net realized and unrealized gain (loss)	8.05	23.02	(34.98)	2.72	3.31
Total from investment operations	8.61	23.31	(34.66)	3.06	3.68
Distributions from net investment income	(.54)	(.36)	(.11)	(.44)	(.50)
Distributions from net realized gain	(.07)	(.02)	(2.86)	(11.68)	(24.66)
Total distributions	(.61)	(.38)	(2.97)	(12.12)	(25.16)
Net asset value, end of period	$ 75.56	$ 67.56	$ 44.63	$ 82.26	$ 91.32
Total Return A	12.82%	52.33%	(43.81)%	2.08%	3.21%
Ratios to Average Net Assets C, F
Expenses before reductions	.60%	.75%	.71%	.73%	.54%
Expenses net of fee waivers, if any	.60%	.75%	.71%	.73%	.54%
Expenses net of all reductions	.59%	.74%	.71%	.72%	.53%
Net investment income (loss)	.83% E	.49%	.51%	.37%	.41%
Supplemental Data
Net assets, end of period (in millions)	$ 19,398	$ 22,628	$ 17,225	$ 38,322	$ 43,155
Portfolio turnover rate D	42%	39%	67%	57%	41%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended March 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.65 G	.38	.30
Net realized and unrealized gain (loss)	8.04	23.02	(41.32)
Total from investment operations	8.69	23.40	(41.02)
Distributions from net investment income	(.64)	(.46)	(.19)
Distributions from net realized gain	(.07)	(.02)	-
Total distributions	(.71)	(.48)	(.19)
Net asset value, end of period	$ 75.51	$ 67.53	$ 44.61
Total Return B, C	12.97%	52.59%	(47.79)%
Ratios to Average Net Assets E, I
Expenses before reductions	.46%	.59%	.55% A
Expenses net of fee waivers, if any	.46%	.59%	.55% A
Expenses net of all reductions	.46%	.58%	.55% A
Net investment income (loss)	.97% G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,483	$ 2,495	$ 1,415
Portfolio turnover rate F	42%	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,711,766
Gross unrealized depreciation	(930,295)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,781,471

Tax Cost	$ 18,511,307

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 32,020
Capital loss carryforward	$ (2,608,735)
Net unrealized appreciation (depreciation)	$ 4,781,573

The tax character of distributions paid was as follows:

	March 31, 2011	March 31, 2010
Ordinary Income	$ 206,175	$ 152,229

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,532,175 and $14,237,879, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Magellan	$ 37,641.19
Class K	1,509.05
	$ 39,150

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $459 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,176.44%		$ 7

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $84 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

loaned to FCM at period end was $1,529. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,506 (including $65 from securities loaned to FCM).

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,354 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2011	2010
From net investment income
Magellan	$ 155,880	$ 129,094
Class K	27,223	15,383
Total	$ 183,103	$ 144,477
From net realized gain
Magellan	$ 20,450	$ 7,077
Class K	2,622	675
Total	$ 23,072	$ 7,752

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2011	2010 A	2011	2010 A
Magellan
Shares sold	13,052	26,864	$ 874,215	$ 1,552,256
Conversion to Class K	-	(1,822)	-	(100,116)
Reinvestment of distributions	2,460	2,192	169,801	131,844
Shares redeemed	(93,705)	(78,300)	(6,286,234)	(4,681,107)
Net increase (decrease)	(78,193)	(51,066)	$ (5,242,218)	$ (3,097,123)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010 A	2011	2010 A
Class K
Shares sold	21,632	10,666	$ 1,466,317	$ 656,513
Conversion from Magellan	-	1,823	-	100,116
Reinvestment of distributions	432	266	29,845	16,058
Shares redeemed	(12,884)	(7,530)	(886,342)	(458,088)
Net increase (decrease)	9,180	5,225	$ 609,820	$ 314,599

A Conversion transactions for Class K and Magellan are presented for the period April 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2011 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 12, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007
Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011
Mr. O'Hanley is President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Previously, Mr. Selander served as Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Magellan	05/09/11	05/06/11	$0.084	$0.022

Magellan designates 100% and 90% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Magellan designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MAG-UANN-0511
1.927080.100

Fidelity®

Magellan®

Fund -

Class K

Annual Report

March 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class K A	12.97%	0.44%	1.76%

A The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity Magellan Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Magellan® Fund - Class K on March 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class K took place on May 9, 2008. See above for additional information regarding the performance of Class K.

Annual Report

Management's Discussion of Fund Performance

Market Recap: The 12-month period ending March 31, 2011, marked another good stretch for major equity markets, which continued a rally that began two years earlier. Despite early-period volatility brought on by the debt crisis in Europe and worries about a potential "double-dip" recession in the U.S., stocks regained strength in late summer and fall, fueled by better-than-expected corporate earnings, encouraging economic activity, stimulative tax policies and the Federal Reserve's second round of quantitative easing involving the purchase of $600 billion in U.S. Treasuries. For the full period, the broad-based, large-cap-oriented S&P 500® Index posted a 15.65% gain, while its blue-chip counterpart, the Dow Jones Industrial AverageSM, rose 16.51% and the technology-laden Nasdaq Composite® Index added 17.06%. Within the S&P 500®, economically sensitive sectors generally saw the biggest gains, led by energy, materials and consumer discretionary. Telecommunication services stocks also rose sharply. By contrast, the financials and health care sectors showed only modest advances. Although global markets were rocked later in the period by heightened unrest in the Arab world and a devastating earthquake in Japan, foreign developed-markets equities, as represented by the MSCI® EAFE® (Europe, Australasia, Far East) Index, finished the year up 10.55%, significantly boosted by a weaker dollar.

Comments from Harry Lange, Portfolio Manager of Fidelity® Magellan® Fund: The fund's Class K shares returned 12.97% for the year, trailing the S&P 500®. Weak stock and industry selection in consumer discretionary hampered performance, as did unfavorable positioning in energy. Stock picking in technology - due to a large out-of-benchmark position in poor-performing Finland-based Nokia, which I sold - also hurt. The fund's foreign holdings detracted overall, despite the tail wind from a weaker U.S. dollar. Other disappointments included pharmacy benefit manager Medco Health Solutions, an out-of-index position in China Life Insurance, office products supplier Staples and specialty glass maker Corning. I sold China Life and Staples by period end. Conversely, solid picks and a sizable underweighting in the pharmaceuticals/biotechnology/life science industry added value. Favorable positioning in consumer staples and financials, as well as a large overweighting in materials, further bolstered performance. At the stock level, underexposure to some lagging mega-caps in the benchmark was helpful. Among them were Microsoft, Hewlett-Packard and Johnson & Johnson, a trio I didn't own at all, and Bank of America, which I underweighted and sold prior to period end. Overweighting coffee purveyor Starbucks and an out-of-index stake in Canada-based Valeant Pharmaceuticals International also contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 to March 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During Period* October 1, 2010 to March 31, 2011
Magellan	.53%
Actual		$ 1,000.00	$ 1,181.20	$ 2.88
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67
Class K	.41%
Actual		$ 1,000.00	$ 1,181.90	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Applied Materials, Inc.	4.5	3.7
Apple, Inc.	3.3	2.8
Corning, Inc.	3.0	2.7
Occidental Petroleum Corp.	2.9	1.8
Medco Health Solutions, Inc.	2.9	2.8
Goldcorp, Inc.	2.2	2.0
ASML Holding NV	1.8	1.3
Google, Inc. Class A	1.8	1.4
Ensco International Ltd. ADR	1.6	0.4
Halliburton Co.	1.6	0.0
	25.6
Top Five Market Sectors as of March 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.5	28.3
Energy	13.4	8.2
Health Care	13.4	11.4
Consumer Discretionary	12.1	13.8
Financials	10.6	11.1
Asset Allocation (% of fund's net assets)
As of March 31, 2011 *		As of September 30, 2010 **
	Stocks 98.9%		Stocks 99.5%
	Convertible Securities 0.1%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 1.0%		Short-Term Investments and Net Other Assets 0.1%
* Foreign investments	23.4%	** Foreign investments	23.0%

Annual Report

Investments March 31, 2011

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.3%
BorgWarner, Inc. (a)	1,000,000	$ 79,690
Hotels, Restaurants & Leisure - 2.0%
China Lodging Group Ltd. ADR (d)	500,000	8,750
Ctrip.com International Ltd. sponsored ADR (a)	500,000	20,745
Las Vegas Sands Corp. (a)	2,000,000	84,440
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	274,700	2,088
Starbucks Corp.	9,562,616	353,339
		469,362
Household Durables - 4.5%
Beazer Homes USA, Inc. (a)(d)	2,231,800	10,199
D.R. Horton, Inc. (e)	15,988,899	186,271
KB Home (d)(e)	4,088,000	50,855
Lennar Corp. Class A (d)	13,380,585	242,456
M.D.C. Holdings, Inc.	2,226,202	56,434
PulteGroup, Inc. (a)	18,708,638	138,444
Ryland Group, Inc.	1,896,860	30,160
Tempur-Pedic International, Inc. (a)	1,000,000	50,660
Toll Brothers, Inc. (a)(e)	12,853,054	254,105
		1,019,584
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	200,000	36,026
Leisure Equipment & Products - 0.4%
Brunswick Corp.	3,503,353	89,090
Media - 2.0%
Ascent Media Corp. (a)	144,656	7,066
Cinemark Holdings, Inc.	238,900	4,623
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	92,880
Informa PLC	5,000,000	33,411
Sun TV Ltd.	504,521	5,088
Time Warner Cable, Inc.	1,500,000	107,010
Viacom, Inc. Class B (non-vtg.)	1,500,000	69,780
Virgin Media, Inc.	4,944,763	137,415
		457,273
Multiline Retail - 0.0%
Maoye International Holdings Ltd.	22,713,000	9,782
Pantaloon Retail India Ltd.	194,608	1,404
Pantaloon Retail India Ltd. Class B (a)	19,460	79
		11,265
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.8%
Belle International Holdings Ltd.	25,000,000	$ 45,831
Best Buy Co., Inc.	3,000,000	86,160
TJX Companies, Inc.	1,000,000	49,730
		181,721
Textiles, Apparel & Luxury Goods - 1.9%
Arezzo Industria E Comercio SA	2,005,400	27,944
lululemon athletica, Inc. (a)	674,500	60,064
NIKE, Inc. Class B	1,597,000	120,893
Peak Sport Products Co. Ltd. (d)	58,560,000	40,201
Phillips-Van Heusen Corp.	590,384	38,393
Polo Ralph Lauren Corp. Class A	1,150,000	142,198
Vera Bradley, Inc.	23,500	992
		430,685
TOTAL CONSUMER DISCRETIONARY		2,774,696
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	2,341,972	80,376
Drogasil SA	1,500,000	11,723
United Natural Foods, Inc. (a)(e)	4,467,342	200,226
Wal-Mart de Mexico SA de CV Series V	10,000,000	29,949
Wumart Stores, Inc. (H Shares)	25,000,000	54,509
		376,783
Food Products - 0.2%
Shenguan Holdings Group Ltd.	10,000,000	11,699
The J.M. Smucker Co.	500,000	35,695
		47,394
Household Products - 0.1%
Uni-Charm Corp.	500,000	18,187
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	500,000	48,180
TOTAL CONSUMER STAPLES		490,544
ENERGY - 13.4%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	1,300,000	95,459
Ensco International Ltd. ADR (d)	6,500,000	375,960
Halliburton Co.	7,300,000	363,832
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	1,500,000	$ 68,430
Schlumberger Ltd.	3,452,462	321,977
Transocean Ltd. (a)	761,302	59,343
Weatherford International Ltd. (a)	2,000,000	45,200
		1,330,201
Oil, Gas & Consumable Fuels - 7.6%
Alpha Natural Resources, Inc. (a)(d)	3,964,700	235,384
Anadarko Petroleum Corp.	1,300,000	106,496
Chevron Corp.	1,700,000	182,631
Denbury Resources, Inc. (a)	9,500,000	231,800
Enterprise Products Partners LP	700,000	30,142
Marathon Oil Corp.	2,262,188	120,597
Massey Energy Co.	1,435,679	98,143
Occidental Petroleum Corp.	6,415,300	670,335
Westernzagros Resources Ltd. (a)	1,000,000	567
Williams Companies, Inc.	2,000,000	62,360
		1,738,455
TOTAL ENERGY		3,068,656
FINANCIALS - 10.6%
Capital Markets - 2.1%
Charles Schwab Corp.	9,547,000	172,132
Evercore Partners, Inc. Class A	87,600	3,004
Franklin Resources, Inc.	810,800	101,415
Invesco Ltd.	7,000,000	178,920
Merriman Holdings, Inc. (a)	15,012	48
TD Ameritrade Holding Corp.	1,000,000	20,870
		476,389
Commercial Banks - 1.6%
Aozora Bank Ltd. (d)	30,100,000	68,043
China Merchants Bank Co. Ltd. (H Shares)	20,000,000	55,408
Lloyds Banking Group PLC (a)	10,000,000	9,289
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	2,760
SVB Financial Group (a)	1,741,010	99,116
Wells Fargo & Co.	3,917,204	124,175
		358,791
Diversified Financial Services - 1.5%
CME Group, Inc.	270,200	81,479
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	1,066,600	$ 49,170
ORIX Corp.	2,261,600	211,842
		342,491
Insurance - 0.7%
Berkshire Hathaway, Inc. Class B (a)	835,500	69,873
Endurance Specialty Holdings Ltd.	555,800	27,134
Ping An Insurance Group Co. China Ltd. (H Shares)	5,000,000	50,684
Reinsurance Group of America, Inc.	339,549	21,317
		169,008
Real Estate Investment Trusts - 2.5%
Boston Properties, Inc.	1,000,000	94,850
CBL & Associates Properties, Inc.	5,513,363	96,043
HCP, Inc.	738,900	28,034
Kimco Realty Corp.	679,800	12,468
Mori Hills REIT Investment Corp.	5,000	15,301
ORIX JREIT, Inc.	3,000	16,485
ProLogis Trust	1,886,500	30,146
Simon Property Group, Inc.	1,000,000	107,160
Terreno Realty Corp. (e)	1,000,000	17,230
Vornado Realty Trust	530,114	46,385
Weyerhaeuser Co.	4,677,136	115,058
		579,160
Real Estate Management & Development - 2.1%
Agre Developers Ltd.	10,703	11
CB Richard Ellis Group, Inc. Class A (a)	2,699,300	72,071
China Resources Land Ltd.	10,000,000	18,718
Iguatemi Empresa de Shopping Centers SA	2,189,500	53,509
Indiabulls Real Estate Ltd. (a)	19,800,000	55,228
PT Ciputra Development Tbk (a)	18,384,000	781
PT Lippo Karawaci Tbk (e)	1,227,975,625	86,026
Rialto Real Estate Fund LP (a)(e)(g)	500,000	19,805
The St. Joe Co. (a)(d)(e)	6,854,004	171,830
		477,979
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	753,800	21,642
TOTAL FINANCIALS		2,425,460
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.4%
Biotechnology - 2.2%
Acorda Therapeutics, Inc. (a)	750,000	$ 17,400
Amgen, Inc. (a)	4,003,100	213,966
BioMarin Pharmaceutical, Inc. (a)	2,000,000	50,260
Clinical Data, Inc. (a)	988,714	29,958
Incyte Corp. (a)(d)	1,500,000	23,775
Protalix BioTherapeutics, Inc. (a)(d)	1,000,000	6,080
United Therapeutics Corp. (a)	1,478,560	99,093
Vertex Pharmaceuticals, Inc. (a)	1,000,000	47,930
		488,462
Health Care Equipment & Supplies - 2.4%
American Medical Systems Holdings, Inc. (a)	600,000	12,984
C. R. Bard, Inc.	1,899,791	188,668
Covidien PLC	2,000,000	103,880
Edwards Lifesciences Corp. (a)	660,000	57,420
Greatbatch, Inc. (a)(e)	2,318,300	61,342
HeartWare International, Inc. (a)	119,900	10,255
Integra LifeSciences Holdings Corp. (a)(e)	1,500,000	71,130
St. Jude Medical, Inc.	1,000,000	51,260
		556,939
Health Care Providers & Services - 6.7%
Brookdale Senior Living, Inc. (a)(e)	10,759,100	301,255
Emeritus Corp. (a)	1,101,160	28,036
Express Scripts, Inc. (a)	5,612,600	312,117
HealthSouth Corp. (a)	1,000,000	24,980
Henry Schein, Inc. (a)	1,403,653	98,494
McKesson Corp.	1,500,000	118,575
Medco Health Solutions, Inc. (a)	11,650,100	654,270
		1,537,727
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	1,523,950	106,783
QIAGEN NV (a)	1,700,000	34,085
Thermo Fisher Scientific, Inc. (a)	500,000	27,775
		168,643
Pharmaceuticals - 1.3%
Auxilium Pharmaceuticals, Inc. (a)	200,000	4,294
Cardiome Pharma Corp. (a)	2,500,000	10,622
Elan Corp. PLC sponsored ADR (a)	5,000,000	34,400
Novo Nordisk AS Series B sponsored ADR	500,000	62,615
Perrigo Co.	600,000	47,712
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	300,000	$ 26,130
Valeant Pharmaceuticals International, Inc. (Canada)	2,390,450	119,313
		305,086
TOTAL HEALTH CARE		3,056,857
INDUSTRIALS - 9.6%
Aerospace & Defense - 1.4%
BE Aerospace, Inc. (a)	1,000,000	35,530
DigitalGlobe, Inc. (a)	500,000	14,015
Raytheon Co.	1,000,000	50,870
Raytheon Co. warrants 6/16/11 (a)	204,836	2,737
Textron, Inc.	500,000	13,695
TransDigm Group, Inc. (a)	250,000	20,958
United Technologies Corp.	2,000,000	169,300
		307,105
Airlines - 0.2%
JetBlue Airways Corp. (a)(d)	8,829,552	55,361
Building Products - 0.7%
Masco Corp.	7,100,000	98,832
Owens Corning (a)	1,716,400	61,773
		160,605
Commercial Services & Supplies - 0.8%
Clean Harbors, Inc. (a)	400,000	39,464
Republic Services, Inc.	4,000,000	120,160
Stericycle, Inc. (a)	350,000	31,035
		190,659
Construction & Engineering - 1.2%
Fluor Corp.	2,500,000	184,150
MYR Group, Inc. (a)(e)(f)	1,037,100	24,807
Shaw Group, Inc. (a)	1,480,000	52,407
		261,364
Electrical Equipment - 1.5%
Acuity Brands, Inc.	1,000,000	58,490
AMETEK, Inc.	750,000	32,903
Emerson Electric Co.	1,700,000	99,331
EnerSys (a)(e)	2,696,300	107,178
Regal-Beloit Corp.	451,522	33,336
		331,238
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.0%
Cummins, Inc.	1,100,000	$ 120,582
Danaher Corp.	6,000,000	311,400
NACCO Industries, Inc. Class A	262,001	28,996
		460,978
Professional Services - 1.6%
Equifax, Inc. (e)	7,485,262	290,802
Robert Half International, Inc. (d)	1,624,900	49,722
Towers Watson & Co.	600,000	33,276
		373,800
Road & Rail - 0.2%
Localiza Rent A Car SA	2,500,000	40,119
Trading Companies & Distributors - 0.0%
Essex Rental Corp. (a)	266,666	1,880
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	4,834
TOTAL INDUSTRIALS		2,187,943
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 1.6%
HTC Corp.	2,100,000	82,129
Juniper Networks, Inc. (a)	6,662,110	280,342
		362,471
Computers & Peripherals - 3.4%
Apple, Inc. (a)	2,156,200	751,328
Seagate Technology (a)	2,000,000	28,800
		780,128
Electronic Equipment & Components - 4.9%
Amphenol Corp. Class A	4,736,900	257,640
Corning, Inc.	33,043,522	681,688
Foxconn International Holdings Ltd. (a)	5,000,000	3,002
Hirose Electric Co. Ltd.	200,000	21,548
Ingram Micro, Inc. Class A (a)	2,577,600	54,207
Samsung SDI Co. Ltd.	500,000	76,607
TPK Holdings Co.	1,000,000	27,512
		1,122,204
Internet Software & Services - 3.9%
eAccess Ltd. (d)	160,000	87,922
eBay, Inc. (a)	5,000,000	155,200
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	701,000	$ 410,933
GREE, Inc.	8,000,000	134,191
Mail.ru Group Ltd. GDR (a)(f)	40,300	1,207
Yahoo! Japan Corp.	300,000	107,353
		896,806
IT Services - 2.6%
Accenture PLC Class A	3,500,000	192,395
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	270,134
Fidelity National Information Services, Inc.	1,998,800	65,341
Fiserv, Inc. (a)	1,000,000	62,720
Unisys Corp. (a)	496,310	15,495
		606,085
Semiconductors & Semiconductor Equipment - 9.7%
Applied Materials, Inc. (e)	66,189,916	1,033,881
ASML Holding NV	9,345,201	415,861
Broadcom Corp. Class A	2,000,000	78,760
Himax Technologies, Inc. sponsored ADR	4,000,000	9,480
Lam Research Corp. (a)	499,200	28,285
Marvell Technology Group Ltd. (a)	3,500,000	54,425
Micron Technology, Inc. (a)	12,969,444	148,630
Novellus Systems, Inc. (a)	3,000,000	111,390
NVIDIA Corp. (a)	1,996,318	36,852
PMC-Sierra, Inc. (a)	2,017,535	15,132
Samsung Electronics Co. Ltd.	165,233	140,444
Skyworks Solutions, Inc. (a)	4,500,000	145,890
		2,219,030
Software - 1.4%
Autodesk, Inc. (a)	1,000,000	44,110
BMC Software, Inc. (a)	3,000,000	149,220
Changyou.com Ltd. (A Shares) ADR (a)	357,300	11,505
Longtop Financial Technologies Ltd. ADR (a)	29,200	917
Nintendo Co. Ltd.	400,000	108,074
		313,826
TOTAL INFORMATION TECHNOLOGY		6,300,550
MATERIALS - 7.6%
Chemicals - 2.4%
Celanese Corp. Class A	1,000,000	44,370
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
CF Industries Holdings, Inc.	300,000	$ 41,037
Ecolab, Inc.	2,000,000	102,040
Givaudan SA	104,500	105,069
Huabao International Holdings Ltd.	10,000,000	15,376
Minerals Technologies, Inc.	500,000	34,260
Praxair, Inc.	1,000,000	101,600
Symrise AG	2,000,000	58,621
Valspar Corp.	1,000,000	39,100
		541,473
Construction Materials - 0.3%
Eagle Materials, Inc. (e)	2,703,891	81,820
Metals & Mining - 4.9%
Barrick Gold Corp.	1,000,000	51,965
Eldorado Gold Corp.	5,029,586	82,002
Goldcorp, Inc.	9,900,000	493,520
Harry Winston Diamond Corp. (a)	3,400,000	54,767
Newcrest Mining Ltd.	7,967,115	328,116
Reliance Steel & Aluminum Co.	549,300	31,739
Royal Gold, Inc.	500,000	26,200
Silver Wheaton Corp.	500,000	21,718
United States Steel Corp.	500,000	26,970
		1,116,997
TOTAL MATERIALS		1,740,290
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	956,279	39,733
Iliad Group SA	200,000	23,970
Level 3 Communications, Inc. (a)	1,331,971	1,958
		65,661
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	4,500,000	233,190
SOFTBANK CORP.	4,500,000	179,643
Sprint Nextel Corp. (a)	8,000,000	37,120
		449,953
TOTAL TELECOMMUNICATION SERVICES		515,614
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.3%
Electric Utilities - 0.2%
PPL Corp.	1,979,800	$ 50,089
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd. (a)	1,796,532	913
Multi-Utilities - 0.1%
Sempra Energy	300,000	16,050
TOTAL UTILITIES		67,052
TOTAL COMMON STOCKS (Cost $17,813,356)		22,627,662
Convertible Bonds - 0.1%
Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 7% 3/15/15 (Cost $25,000)	$ 25,000	29,125
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	134,283,226	134,283
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	501,707,588	501,708
TOTAL MONEY MARKET FUNDS (Cost $635,991)		635,991
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $18,474,347)		23,292,778
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(411,499)
NET ASSETS - 100%		$ 22,881,279
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,014,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,805,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Rialto Real Estate Fund LP	2/24/11- 3/23/11	$ 20,528
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 227
Fidelity Securities Lending Cash Central Fund	13,506
Total	$ 13,733
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 1,098,001	$ -	$ 195,266	$ 20,139	$ 1,033,881
Brookdale Senior Living, Inc.	216,297	6,989	-	-	301,255
D.R. Horton, Inc.	188,001	13,267	-	2,344	186,271
Dole Food Co., Inc.	69,267	-	53,756	-	-
Eagle Materials, Inc.	100,852	-	31,579	1,411	81,820
EnerSys	-	79,697	-	-	107,178
Equifax, Inc.	339,572	-	62,066	3,029	290,802
Greatbatch, Inc.	49,125	-	-	-	61,342
Integra LifeSciences Holdings Corp.	65,745	-	-	-	71,130
KB Home	68,474	-	-	1,022	50,855
Monster Worldwide, Inc.	136,400	13,752	169,793	-	-
MYR Group, Inc.	16,915	-	-	-	24,807
PT Lippo Karawaci Tbk	-	72,959	-	270	86,026
Rialto Real Estate Fund LP	-	20,528	-	-	19,805
Staples, Inc.	937,711	-	899,006	10,104	-
Terreno Realty Corp.	19,730	-	-	-	17,230
The St. Joe Co.	64,700	234,634	81,809	-	171,830
Toll Brothers, Inc.	267,344	-	-	-	254,105
United Natural Foods, Inc.	116,557	24,411	11,303	-	200,226
Total	$ 3,754,691	$ 466,237	$ 1,504,578	$ 38,319	$ 2,958,563
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,774,696	$ 2,773,292	$ 1,404	$ -
Consumer Staples	490,544	490,544	-	-
Energy	3,068,656	3,068,656	-	-
Financials*	2,425,460	2,396,366	9,289	19,805
Health Care	3,056,857	3,056,857	-	-
Industrials	2,187,943	2,187,943	-	-
Information Technology	6,300,550	6,300,550	-	-
Materials	1,740,290	1,740,290	-	-
Telecommunication Services	515,614	515,614	-	-
Utilities	67,052	67,052	-	-
Corporate Bonds	29,125	-	29,125	-
Money Market Funds	635,991	635,991	-	-
Total Investments in Securities:	$ 23,292,778	$ 23,233,155	$ 39,818	$ 19,805
* The Fund has an unfunded commitment of $29,472 outstanding as of period end.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(723)
Cost of Purchases	20,528
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 19,805
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ (723)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.6%
Japan	4.3%
Canada	3.7%
Netherlands	2.0%
United Kingdom	1.6%
Ireland	1.6%
Australia	1.4%
Netherlands Antilles	1.4%
Switzerland	1.3%
Bermuda	1.2%
Others (Individually Less Than 1%)	4.9%
100.0%
Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $2,608,735,000 of which $1,147,795,000 and $1,460,940,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2011

Assets
Investment in securities, at value (including securities loaned of $486,541) - See accompanying schedule: Unaffiliated issuers (cost $15,196,825)	$ 19,698,224
Fidelity Central Funds (cost $635,991)	635,991
Other affiliated issuers (cost $2,641,531)	2,958,563
Total Investments (cost $18,474,347)		$ 23,292,778
Cash		25
Receivable for investments sold		143,725
Receivable for fund shares sold		6,608
Dividends receivable		23,449
Interest receivable		73
Distributions receivable from Fidelity Central Funds		3,742
Prepaid expenses		33
Other receivables		1,911
Total assets		23,472,344

Liabilities
Payable for investments purchased	$ 7,582
Payable for fund shares redeemed	67,937
Accrued management fee	6,404
Other affiliated payables	3,236
Other payables and accrued expenses	4,198
Collateral on securities loaned, at value	501,708
Total liabilities		591,065

Net Assets		$ 22,881,279
Net Assets consist of:
Paid in capital		$ 20,683,255
Undistributed net investment income		21,675
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,639,740)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,816,089
Net Assets		$ 22,881,279

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	March 31, 2011

Magellan: Net Asset Value, offering price and redemption price per share ($19,397,832 ÷ 256,736 shares)	$ 75.56

Class K: Net Asset Value, offering price and redemption price per share ($3,483,447 ÷ 46,133 shares)	$ 75.51

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended March 31, 2011

Investment Income
Dividends (including $38,319 earned from other affiliated issuers)		$ 261,548
Special dividends		44,969
Interest		3,397
Income from Fidelity Central Funds		13,733
Total income		323,647

Expenses
Management fee Basic fee	$ 127,133
Performance adjustment	(38,062)
Transfer agent fees	39,150
Accounting and security lending fees	1,931
Custodian fees and expenses	1,265
Independent trustees' compensation	135
Appreciation in deferred trustee compensation account	6
Registration fees	113
Audit	242
Legal	102
Interest	7
Miscellaneous	298
Total expenses before reductions	132,320
Expense reductions	(1,354)	130,966
Net investment income (loss)		192,681
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	74,860
Other affiliated issuers	90,137
Foreign currency transactions	(1,108)
Total net realized gain (loss)		163,889
Change in net unrealized appreciation (depreciation) on: Investment securities	2,240,124
Assets and liabilities in foreign currencies	62
Total change in net unrealized appreciation (depreciation)		2,240,186
Net gain (loss)		2,404,075
Net increase (decrease) in net assets resulting from operations		$ 2,596,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2011	Year ended March 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 192,681	$ 118,442
Net realized gain (loss)	163,889	1,072,338
Change in net unrealized appreciation (depreciation)	2,240,186	8,226,579
Net increase (decrease) in net assets resulting from operations	2,596,756	9,417,359
Distributions to shareholders from net investment income	(183,103)	(144,477)
Distributions to shareholders from net realized gain	(23,072)	(7,752)
Total distributions	(206,175)	(152,229)
Share transactions - net increase (decrease)	(4,632,398)	(2,782,524)
Total increase (decrease) in net assets	(2,241,817)	6,482,606

Net Assets
Beginning of period	25,123,096	18,640,490
End of period (including undistributed net investment income of $21,675 and undistributed net investment income of $5,945, respectively)	$ 22,881,279	$ 25,123,096

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Magellan

Years ended March 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 67.56	$ 44.63	$ 82.26	$ 91.32	$ 112.80
Income from Investment Operations
Net investment income (loss) B	.56 E	.29	.32	.34	.37
Net realized and unrealized gain (loss)	8.05	23.02	(34.98)	2.72	3.31
Total from investment operations	8.61	23.31	(34.66)	3.06	3.68
Distributions from net investment income	(.54)	(.36)	(.11)	(.44)	(.50)
Distributions from net realized gain	(.07)	(.02)	(2.86)	(11.68)	(24.66)
Total distributions	(.61)	(.38)	(2.97)	(12.12)	(25.16)
Net asset value, end of period	$ 75.56	$ 67.56	$ 44.63	$ 82.26	$ 91.32
Total Return A	12.82%	52.33%	(43.81)%	2.08%	3.21%
Ratios to Average Net Assets C, F
Expenses before reductions	.60%	.75%	.71%	.73%	.54%
Expenses net of fee waivers, if any	.60%	.75%	.71%	.73%	.54%
Expenses net of all reductions	.59%	.74%	.71%	.72%	.53%
Net investment income (loss)	.83% E	.49%	.51%	.37%	.41%
Supplemental Data
Net assets, end of period (in millions)	$ 19,398	$ 22,628	$ 17,225	$ 38,322	$ 43,155
Portfolio turnover rate D	42%	39%	67%	57%	41%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class K

Years ended March 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 67.53	$ 44.61	$ 85.82
Income from Investment Operations
Net investment income (loss) D	.65 G	.38	.30
Net realized and unrealized gain (loss)	8.04	23.02	(41.32)
Total from investment operations	8.69	23.40	(41.02)
Distributions from net investment income	(.64)	(.46)	(.19)
Distributions from net realized gain	(.07)	(.02)	-
Total distributions	(.71)	(.48)	(.19)
Net asset value, end of period	$ 75.51	$ 67.53	$ 44.61
Total Return B, C	12.97%	52.59%	(47.79)%
Ratios to Average Net Assets E, I
Expenses before reductions	.46%	.59%	.55% A
Expenses net of fee waivers, if any	.46%	.59%	.55% A
Expenses net of all reductions	.46%	.58%	.55% A
Net investment income (loss)	.97% G	.65%	.79% A
Supplemental Data
Net assets, end of period (in millions)	$ 3,483	$ 2,495	$ 1,415
Portfolio turnover rate F	42%	39%	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the period May 9, 2008 (commencement of sale of shares) to March 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2011, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,711,766
Gross unrealized depreciation	(930,295)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,781,471

Tax Cost	$ 18,511,307

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 32,020
Capital loss carryforward	$ (2,608,735)
Net unrealized appreciation (depreciation)	$ 4,781,573

The tax character of distributions paid was as follows:

	March 31, 2011	March 31, 2010
Ordinary Income	$ 206,175	$ 152,229

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,532,175 and $14,237,879, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Magellan, as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Magellan	$ 37,641.19
Class K	1,509.05
	$ 39,150

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $459 for the period.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 19,176.44%		$ 7

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $84 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

loaned to FCM at period end was $1,529. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,506 (including $65 from securities loaned to FCM).

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,354 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2011	2010
From net investment income
Magellan	$ 155,880	$ 129,094
Class K	27,223	15,383
Total	$ 183,103	$ 144,477
From net realized gain
Magellan	$ 20,450	$ 7,077
Class K	2,622	675
Total	$ 23,072	$ 7,752

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2011	2010 A	2011	2010 A
Magellan
Shares sold	13,052	26,864	$ 874,215	$ 1,552,256
Conversion to Class K	-	(1,822)	-	(100,116)
Reinvestment of distributions	2,460	2,192	169,801	131,844
Shares redeemed	(93,705)	(78,300)	(6,286,234)	(4,681,107)
Net increase (decrease)	(78,193)	(51,066)	$ (5,242,218)	$ (3,097,123)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2011	2010 A	2011	2010 A
Class K
Shares sold	21,632	10,666	$ 1,466,317	$ 656,513
Conversion from Magellan	-	1,823	-	100,116
Reinvestment of distributions	432	266	29,845	16,058
Shares redeemed	(12,884)	(7,530)	(886,342)	(458,088)
Net increase (decrease)	9,180	5,225	$ 609,820	$ 314,599

A Conversion transactions for Class K and Magellan are presented for the period April 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at March 31, 2011 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 12, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 219 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (75)

Year of Election or Appointment: 2007
Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011
Mr. O'Hanley is President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (62)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (66)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (71)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (61)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (80)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Formerly Trustee and Chairman of the Board of Trustees of certain Trusts, Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Previously, Mr. Selander served as Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of certain Equity Funds and Vice President of Sector Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (63)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (41)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (52)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Magellan Fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class K	05/09/11	05/06/11	$0.108	$0.022

Class K designates 100% and 79% of the dividends distributed in May and December, respectively during the fiscal year as qualifying for the dividend-received deduction for corporate shareholders.

Class K designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

MAG-K-UANN-0511
1.863176.102

Item 2. Code of Ethics

As of the end of the period, March 31, 2011, Fidelity Magellan Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Magellan Fund (the "Fund"):

Services Billed by PwC

March 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$204,000	$-	$4,500	$15,300

March 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Magellan Fund	$213,000	$-	$4,300	$17,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	March 31, 2011A	March 31, 2010A
Audit-Related Fees	$2,550,000	$1,595,000
Tax Fees	$-	$-
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	March 31, 2011 A	March 31, 2010 A
PwC	$4,935,000	$3,790,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 26, 2011